Fair Value Measurements (Details) - USD ($)			3 Months Ended	6 Months Ended
	Mar. 30, 2023	Mar. 22, 2023	Mar. 31, 2023	Jun. 30, 2023	Apr. 04, 2022
Fair Value Measurements (Details) [Line Items]
Private warrants					$ 587,717
Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Amount of converted values		$ 13,910	$ 13,930	$ 150,000
Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Amount of converted values	$ 33,400		$ 33,400	$ 360,000